Label	Element	Value
Invesco Nasdaq 100 Index Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco NASDAQ 100 Index Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The information in the second paragraph appearing under the heading "Principal Investment Strategies of the Fund" in the Summary and Statutory Prospectuses is replaced in its entirety as set forth below:
The Underlying Index is a modified market capitalization-weighted (a hybrid between equal weighting and conventional capitalization weighting) index that reflects companies from all major sectors, except for companies that are classified as “financials” according to the Industry Classification Benchmark (“ICB”), a product of FTSE International Limited. Security types generally eligible for inclusion in the Underlying Index are common stocks, tracking stocks, and American Depositary Receipts including New York Registry Shares. Securities of companies organized as real estate investment trusts ("REITs"), securities of Special Purpose Acquisition Companies ("SPACs"), and "when-issued" securities are not eligible for inclusion in the Underlying Index.